As filed with the Securities and Exchange Commission on May 13, 2020

Securities Act of 1933 File No. 002-74436

Investment Company Act of 1940 File No. 811-03287

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

PRE-EFFECTIVE AMENDMENT NO.		[ ]
POST-EFFECTIVE AMENDMENT NO.	61	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	61	[X]

(Check appropriate box or boxes)

NEW ALTERNATIVES FUND

(Exact name of Registrant as Specified in Charter)

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Address of Principal Executive Office)

(Registrant’s Telephone Number, including Area Code): (631) 423-7373

DAVID J. SCHOENWALD, PRESIDENT

New Alternatives Fund

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Name and address of agent for Service)

Copies of Communications to:

TERRANCE JAMES REILLY, ESQ.

Pepper Hamilton, LLP

3000 Two Logan Square, Eighteenth and Arch Streets

Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 13th day of May, 2020.

NEW ALTERNATIVES FUND

By: /s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 61 to the Registration Statement of New Alternatives Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ DAVID J. SCHOENWALD	Chairperson of the Board, President and Treasurer	May 13, 2020
David J. Schoenwald

/s/ JONATHAN D. BEARD	Trustee	May 13, 2020
Jonathan D. Beard*

/s/ SUSAN HICKEY	Trustee	May 13, 2020
Susan Hickey*

/s/ JEFFREY E. PERLMAN	Trustee	May 13, 2020
Jeffrey E. Perlman*

/s/ SHARON REIER	Trustee	May 13, 2020
Sharon Reier*

/s/ MURRAY D. ROSENBLITH	Trustee	May 13, 2020
Murray D. Rosenblith*

* By:     /s/ DAVID J. SCHOENWALD

 David J. Schoenwald

 Attorney-in-Fact Pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

New Alternatives Fund

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase